Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Equity	$ 30,746	$ 29,827	$ 18,467	$ 9,385
Cumulative translation adjustments
Equity	92		84
Additional paid-in capital
Equity	$ 2,011	$ 2,007	$ 283